Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2025	Dec. 31, 2024
Condensed Consolidated Statements of Cash Flows
Cash and cash equivalents	$ 124	$ 74
Restricted cash included in other long-term assets	$ 13	$ 1
Restricted Cash and Cash Equivalent, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Total cash and cash equivalents and restricted cash at end of period	$ 137	$ 75